SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE BASED COMPENSATION
Schedule of share-based compensation expense

Reflected in the Consolidated Statements of Comprehensive Income within Operating, Selling and General expense are the following share-based compensation amounts:

($ millions)	2021	2020
Equity-settled plans	21	32
Cash-settled plans	301	(28)
Total share-based compensation expense	322	4

Schedule of liability recognized for share-based compensation

Reflected in the Consolidated Balance Sheets within accounts payable and accrued liabilities and other long-term liabilities are the following fair value amounts for the company’s cash-settled plans:

	December 31	December 31
($ millions)	2021	2020
Current liability	153	117
Long-term liability (note 22)	291	143
Total Liability	444	260

Schedule of weighted average fair value of options granted during the period and the weighted average assumptions used in their determination

The weighted average fair value of options granted during the period and the weighted average assumptions used in their determination are as noted below:

	2021	2020
Annual dividend per share (dollars)	1.05	1.10
Risk-free interest rate	0.49%	1.35%
Expected life	5 years	5 years
Expected volatility	40%	24%
Weighted average fair value per option (dollars)	5.40	4.51

Summary of activity of stock option plans

The following table presents a summary of the activity related to Suncor’s stock option plans:

	2021		2020

		Weighted		Weighted
		Average		Average
	Number	Exercise Price	Number	Exercise Price
	(thousands)	($)	(thousands)	($)
Outstanding, beginning of year	38 373	39.65	33 882	39.70
Granted	3 457	22.71	6 341	38.95
Exercised as options for common shares	(245)	29.82	(804)	35.73
Forfeited/expired	(4 495)	37.62	(1 046)	39.91
Outstanding, end of year	37 090	38.39	38 373	39.65
Exercisable, end of year	28 421	39.87	26 943	39.10

Schedule of exercise price ranges and weighted average remaining contractual lives

For the options outstanding at December 31, 2021, the exercise price ranges and weighted average remaining contractual lives are shown below:

	Outstanding			Exercisable

		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
	Number	Contractual Life	Exercise	Number	Exercise
Exercise Prices ($)	(thousands)	(years)	Price ($)	(thousands)	Price ($)
22.63-24.99	3 378	6	22.65	30	22.88
25.00-29.99	9	6	29.29	—	—
30.00-34.99	4 694	1	30.23	4 672	30.23
35.00-39.99	9 537	3	38.99	6 024	38.95
40.00-44.99	19 292	3	42.71	17 516	42.68
45.00-49.99	52	4	48.15	51	48.16
50.00-54.27	128	3	52.39	128	52.39
Total	37 090	3	38.39	28 421	39.87

Summary of common shares available for granting future options	Common shares authorized for issuance by the Board of Directors that remain available for the granting of future options:

(thousands)	2021	2020
	25 037	8 999

Summary of share units and stock appreciation rights

The following table presents a summary of the activity related to Suncor’s share unit plans:

(thousands)	PSU	RSU	DSU
Outstanding, December 31, 2019	2 193	13 602	1 287
Granted	1 232	6 567	289
Redeemed for cash	(1 086)	(4 707)	(191)
Forfeited/expired	(54)	(367)	-
Outstanding, December 31, 2020	2 285	15 095	1 385
Granted	1 285	11 954	164
Redeemed for cash	(751)	(4 609)	(167)
Forfeited/expired	(53)	(1 003)	-
Outstanding, December 31, 2021	2 766	21 437	1 382

The following table presents a summary of the activity related to Suncor’s SARs plan:

	2021		2020

		Weighted		Weighted
		Average		Average
	Number	Exercise Price	Number	Exercise Price
	(thousands)	($)	(thousands)	($)
Outstanding, beginning of year	509	39.25	385	39.83
Granted	10	22.63	132	37.41
Exercised	—	—	(7)	36.38
Forfeited/expired	(56)	37.78	(1)	39.08
Outstanding, end of year	463	39.06	509	39.25
Exercisable, end of year	357	39.68	307	39.09